Property and equipment, net	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

11. Property and equipment, net

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
At cost:
Leasehold properties	3,466,278	3,466,278	4,381,375
Computer and office equipment	203,953	232,849	294,322
Motor vehicle	43,587	46,586	58,885
Sub-total	3,713,818	3,745,713	4,734,582
Less: accumulated depreciation	(510,849)	(612,150)	(773,758)
Net book value	3,202,969	3,133,563	3,960,824

Depreciation expenses recognized for the years ended June 30, 2023 and 2024 were GBP140,784 (US$177,951) and GBP136,027 (US$171,938), respectively.